Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 18,869,103	$ 3,838,374	$ 38,171,872	$ 7,509,589
Discounts	(3,439,763)	(440,632)	(6,181,852)	(1,077,911)
Sales - Net	$ 15,429,340	$ 3,397,742	$ 31,990,020	$ 6,431,678	$ 17,212,636	$ 3,202,687